CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
General and administrative expenses	$ 646,578	$ 2,754,412	$ 3,864,048
Loss from operations	4,586,784	(4,045,010)	905,948
Other income (expense)
Interest earned on marketable securities held in Trust Account	4,240	37,587	29,869
Total other income, net	(28,292)	(29,855)	(392,602)
(Loss) income before provision for income taxes	4,558,492	(4,074,865)	513,346
Provision for income taxes	(1,130,142)	1,048,832	340,841
Net (loss) income	$ 3,428,350	$ (3,026,033)	$ 854,187
Basic weighted average shares outstanding (in shares)	6,055,564	6,208,922	5,847,020
Diluted weighted average shares outstanding (in shares)	6,055,564	6,208,922	5,847,020
Basic net income (loss) per common share (in dollars per share)	$ 0.57	$ (0.49)	$ 0.15
Diluted net income (loss) per common share (in dollars per share)	$ 0.57	$ (0.49)	$ 0.15
Roth CH Acquisition V Co.
General and administrative expenses	$ 908,357	$ 1,540,761	$ 1,293,488
Loss from operations	(908,357)	(1,540,761)	(1,293,488)
Other income (expense)
Interest earned on marketable securities held in Trust Account	343,491	677,062	2,641,366
Interest income - other		2,274
Finance costs for non-redemption agreements	8,811		(471,189)
Interest and penalties		(463)
Total other income, net	352,302	678,873	2,170,177
(Loss) income before provision for income taxes	(556,055)	(861,888)	876,689
Provision for income taxes	(90,037)	(174,717)	(719,832)
Net (loss) income	$ (646,092)	$ (1,036,605)	$ 156,857
Roth CH Acquisition V Co. | Common stock subject to possible redemption
Other income (expense)
Basic weighted average shares outstanding (in shares)	2,510,512	1,582,797	7,482,720
Diluted weighted average shares outstanding (in shares)	2,510,512	1,582,797	7,482,720
Basic net income (loss) per common share (in dollars per share)	$ (0.07)	$ 0.13	$ 0.13
Diluted net income (loss) per common share (in dollars per share)	$ (0.07)	$ 0.13	$ 0.13
Roth CH Acquisition V Co. | Non-redeemable common stock
Other income (expense)
Basic weighted average shares outstanding (in shares)	3,336,500	3,336,500	3,336,500
Diluted weighted average shares outstanding (in shares)	3,336,500	3,336,500	3,336,500
Basic net income (loss) per common share (in dollars per share)	$ (0.14)	$ (0.37)	$ (0.24)
Diluted net income (loss) per common share (in dollars per share)	$ (0.14)	$ (0.37)	$ (0.24)